Basis of preparation and accounting policies	6 Months Ended
Jun. 27, 2026
Basis of preparation and accounting policies
Basis of preparation and accounting policies

Notes to the Unaudited Condensed Consolidated Interim Financial Statements

1.	Basis of preparation and accounting policies

Smith & Nephew plc (the ‘Company’) is a public limited company incorporated in England and Wales. In these unaudited condensed consolidated interim financial statements (‘Interim Financial Statements’), ‘Group’ means the Company and all its subsidiaries.

These Interim Financial Statements have been prepared in accordance with IAS 34 Interim Financial Reporting as adopted for use in the UK and as issued by the International Accounting Standards Board (IASB). As required by the Disclosure Guidance and Transparency Rules of the Financial Conduct Authority, these Interim Financial Statements have been prepared applying the accounting policies and presentation that were applied in the preparation of the Company’s annual accounts for the year ended 31 December 2025 which were prepared in accordance with UK-adopted International Accounting Standards. The Group has also prepared its accounts in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB) effective as at 31 December 2025. IFRS Accounting Standards as adopted in the UK differs in certain respects from IFRS Accounting Standards as issued by the IASB. However, the differences have no impact for the periods presented.

The uncertainties as to the future impact on the financial performance and cash flows of the Group as a result of the current economic environment have been considered as part of the Group’s adoption of the going concern basis for its Interim Financial Statements for the period ended 27 June 2026, in which context the Directors reviewed cash flow forecasts prepared for a period of at least 12 months from the date of approval of these Interim Financial Statements. Having carefully reviewed those forecasts, the Directors concluded that it was appropriate to adopt the going concern basis of accounting in preparing these Interim Financial Statements for the reasons set out below.

The Group has access to $750m of cash and cash equivalents (net of overdrafts) at 27 June 2026.The Group’s net debt at 27 June 2026 was $3,019m (see Note 6) with committed facilities of $4.7bn. No debt is due for repayment in the second half of 2026. A $350m US Corporate Bond and $140m of private placement debt is due for repayment in the first half of 2027. $550m of private placement debt is subject to financial covenants. The principal covenant on the private placement debt is a leverage ratio of <3.5x which is measured on a rolling 12-month basis at half year and year end. There are no financial covenants in any of the Group’s other facilities.

The Directors have considered various scenarios in assessing the impact of the economic environment on future financial performance and cash flows, including the impact of a significant global economic downturn, leading to lower healthcare spending across both public and private systems. Throughout these scenarios, which include a severe, but plausible outcome, the Group continues to have headroom on its borrowing facilities and financial covenants.

The Directors have a reasonable expectation that the Company and the Group are well placed to manage their business risks, have sufficient funds to continue to meet their liabilities as they fall due and to continue in operational existence for a period of at least 12 months from the date of the approval of these financial statements. The financial statements have therefore been prepared on a going concern basis.

Accordingly, the Directors continue to adopt the going concern basis (in accordance with the guidance ‘Guidance on the Going Concern Basis of Accounting and Related Reporting (including Solvency and Liquidity Risks)’ issued by the FRC) in preparing these financial statements.

New accounting standards effective 2026

A number of new amendments to standards are effective from 1 January 2026 but they do not have a material effect on the Group’s financial statements.

Accounting standards issued but not yet effective

A number of new standards and amendments to standards are effective for annual periods beginning after 1 January 2027 and earlier application is permitted; however, the Group has not early adopted them in preparing these Interim Financial Statements.

IFRS 18 Presentation and Disclosure in Financial Statements was issued by the IASB in April 2024. The standard is effective for annual reporting periods beginning on or after 1 January 2027, and also applies to comparative information. IFRS 18 will replace IAS 1 Presentation of Financial Statements and will have a pervasive impact on several aspects of financial statements presentation and disclosure, particularly in the Group income statement and disclosure requirements for management-defined performance measures (MPMs) within the financial statements.

The Group has commenced an assessment of the standard’s full impact. Based on the preliminary analysis, the Group anticipates that the standard will have the following potential impacts:

-	The classification of items of income and expense into categories defined in IFRS 18 will impact the presentation of the Group income statement. Whilst the standard does not impact recognition or measurement, changes in classification will impact the reported amounts for line items in the income statement. A new subtotal ‘Profit before financing and income tax’ will be included to separately present the impact of investing and financing activities. Share of results of associates will be classified in the investing category, interest income and expense in the financing category and other finance costs will be classified in the operating, investing or financing category depending on the nature of the income or expense.
-	The Group is reassessing its aggregation and disaggregation principles to ensure they comply with the enhanced guidance in IFRS 18, which aims to provide more detailed and useful information to users of the financial statements.
-	Mandatory new disclosures in relation to MPMs will be required within the financial statements.
-	Consequential presentational changes to statement of cash flows will be required and operating profit will be the new starting point for reconciling cash flows from operating activities.

The Group will apply IFRS 18 from its mandatory effective date of 1 January 2027. Comparative information for the year ending 31 December 2026 and period ending 27 June 2026 will be restated in the Interim Financial Statements for the period ending 26 June 2027 in accordance with IFRS 18.

Critical judgements and estimates

The Group prepares its consolidated financial statements in accordance with IFRS Accounting Standards as issued by the IASB and IFRS adopted in the UK, the application of which often requires judgements and estimates to be made by management when formulating the Group’s financial position and results. Under IFRS Accounting Standards, the Directors are required to adopt those accounting policies most appropriate to the Group’s circumstances for the purpose of presenting fairly the Group’s financial position, financial performance and cash flows.

Consistent with the Group’s consolidated financial statements for the year ended 31 December 2025, there are no critical accounting judgements and no key sources of estimation uncertainty that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next 12 months.

Climate change considerations

The impact of climate change has been considered as part of the assessment of estimates and judgements in preparing the Interim Financial Statements. The climate change scenario analyses undertaken this year in line with TCFD recommendations did not identify any material financial impact. The following considerations were made in respect of the interim financial statements:

a.	The impact of climate change on the going concern assessment;
b.	The impact of climate change on the cash flow forecasts used in the impairment assessments of non-current assets including goodwill; and
c.	The impact of climate change on the carrying value and useful economic lives of property, plant and equipment.

While there is currently no material medium term impact expected, the Group closely monitors climate-related risks given the changing nature of these risks and management consider the impact of climate change as part of the decision making process and continue to assess the impact on judgements and estimates, and on preparation of the consolidated financial statements.